33-14905

Filed with the Securities and Exchange Commission

February 12, 2014

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [x]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 93	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]
Amendment No. 96	[X]

(Check appropriate box or boxes)

THORNBURG INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

c/o Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, NM 87506

(Address of Principal Executive Offices)    (Zip Code)

Registrant’s Telephone Number, including Area Code

(505) 984-0200

Garrett Thornburg

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering February 1, 2014

It is proposed that this filing will become effective (check appropriate box):

[x]   Immediately upon filing pursuant to paragraph (b)

[  ]   On [date] pursuant to paragraph (b)

[  ]   60 days after filing pursuant to paragraph (a)

[  ]   On [date] pursuant to paragraph (a)(1)

[  ]   75 days after filing pursuant to paragraph (a)(2)

[  ]   On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[  ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe and State of New Mexico on February 12, 2014.

The Registrant represents that this post-effective amendment no. 93 (i) is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectuses filed herein (other than one listed in paragraph (b)(1)(i)) has occurred since the latest date specified in paragraph (b)(2) of Rule 485, and (ii) meets all of the requirements for effectiveness under paragraph (b) of Rule 485.

THORNBURG INVESTMENT TRUST

Registrant

By             *

Brian J. McMahon, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*
Brian J. McMahon, Trustee, President and principal executive officer

*
Jason Brady, Vice President, Treasurer and principal financial and accounting officer

*
Garrett Thornburg, Trustee

*
David D. Chase, Trustee

*
David A. Ater, Trustee

*
James W. Weyhrauch, Trustee

*
Susan H. Dubin, Trustee

*
Owen D. Van Essen, Trustee

*
Sally Corning, Trustee

* By:	/s/ Charles W.N. Thompson, Jr.
Charles W.N. Thompson, Jr.
Attorney-in-Fact

Date:	February 12, 2014

INDEX TO EXHIBITS

EX - 101.INS    XBRL Instance Document

EX - 101.SCH    XBRL Taxonomy Extension Schema Document

EX - 101.CAL    XBRL Taxonomy Extension Calculation Linkbase

EX - 101.DEF    XBRL Taxonomy Extension Definition Linkbase

EX - 101.LAB    XBRL Taxonomy Extension Labels Linkbase

EX - 101.PRE    XBRL Taxonomy Extension Presentation Linkbase